Trade and Other Receivables (Details Textual) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Collateral for Secured Borrowings	$ 2,008,623	$ 6,983,127